Federated Managed Allocation Portfolios
Federated Managed Income Portfolio

Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

Federated Managed Allocation Portfolios (the "Trust") will hold a special meeting of shareholders of Federated Managed Income Portfolio (the "Managed Income Portfolio") on December 5, 2003. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?

Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.


How do I vote my shares?

You may vote by telephone at the toll-free number shown on your ballot or through the Internet at the website shown on your ballot. You may also vote in person at the meeting or complete and return the enclosed proxy card.

If you:



1. choose to help save the Managed Income Portfolio time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.

2. do not respond at all, we may contact you by telephone to request that you cast your vote.

3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?

The proposed reorganization (the "Reorganization") of the Managed Income Portfolio into Federated Total Return Bond Fund ("Total Return Bond Fund").

Why is the Reorganization being proposed?

The Board of Trustees (the "Board") and investment adviser of the Trust believe that the Reorganization is in the best interest of the Managed Income Portfolio and its shareholders.



The Trust consists of Managed Income Portfolio and three other funds (together with Managed Income Portfolio, the "Managed Allocation Funds"). Since their inception, the Managed Allocation Funds have all been positioned as asset allocation funds. Accordingly, each Managed Allocation Fund has a different investment objective that was intended to correspond with an investor's risk-return profile at a certain stage of life. Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), pursued these different investment objectives by allocating each Managed Allocation Fund's portfolio between predetermined ranges of equity and fixed income investments. Managed Income Portfolio was designed to be the most "conservative" of the Managed Allocation Funds and, as a result, has historically pursued its investment objective (to seek total return with an emphasis on income and potential for capital appreciation) by investing 75% to 95% of its portfolio in fixed income securities and 5% to 25% of its portfolio in equity securities.



     Federated Securities Corp., the Managed Allocation Funds' distributor (the "Distributor"), is committed to the asset allocation concept. However, despite its efforts, the Distributor has been unable to attract substantial new assets to the Managed Allocation Funds. In fact, these funds have suffered from net redemptions over the past several years. As a result, Trust management proposed, and the Trust's Board of Trustees authorized, a restructuring of each Managed Allocation Fund (the "Restructuring"). The Restructuring was undertaken with the belief that it would benefit shareholders by making the Managed Allocation Funds more competitive, increasing the sale of the Managed Allocation Funds to new shareholders, decreasing the rate of shareholder redemptions, while continuing to provide Managed Allocation Fund shareholders with a diversified portfolio of investments.

     A key component of the Restructuring involved changes to the management of the fixed income portion of each Managed Allocation Fund's portfolio (the "Fixed Income Sub-Portfolio"). These changes resulted from the decision to manage each Restructured Fund's Fixed Income Sub-Portfolio according to an investment strategy that is nearly identical to the investment strategy of Total Return Bond Fund. If applied to the Managed Income Portfolio, the changes to the management of the Fixed Income Sub-Portfolio contemplated by the Restructuring would result in virtually all of the Managed Income Portfolio's investments (i.e., up to 95%) being managed in a manner that is substantially similar to Total Return Bond Fund. For this reason, the Board believes that the Reorganization of Managed Income Portfolio into Total Return Bond Fund will provide Managed Income Portfolio shareholders with the benefits of the Restructuring more efficiently than maintaining Managed Income Portfolio as a separate fund that would be managed in virtually the same way as Total Return Bond Fund.



     As compared to Managed Income Portfolio, Total Return Bond Fund is a larger fund with lower overall expenses and a better long-term performance history. Although worded slightly differently, the investment objectives of Managed Income Portfolio and Total Return Bond Fund are substantially similar - to seek total return with an emphasis on income and potential for capital appreciation. However, each fund employs a different investment strategy in pursuit of its investment objective. One important difference between the two funds is that Total Return Bond Fund does not invest any portion of its portfolio in equity securities. In anticipation of approval of the proposed Reorganization, the investment strategy of Managed Income Portfolio has been amended to permit the fund to invest up to 100% of its portfolio in fixed income investments. Another difference is that Total Return Bond Fund invests in emerging market debt securities, but Managed Income Portfolio does not. The enclosed Prospectus/Proxy Statement contains a more detailed description of these and other differences between Total Return Bond Fund and Managed Income Portfolio.


     For  the  reasons   mentioned   above  and  more  fully  described  in  the
Prospectus/Proxy Statement, the Board believes that, if approved, the Reorganization will provide Managed Income Portfolio shareholders with a substantially similar, income-oriented investment strategy with the added benefits of lower expenses.

How will the Reorganization affect my investment?



o The investment objective will remain substantially the same, but Total Return Bond Fund has no ability to invest in equity securities.

o The cash value of your investment will not change. You will receive shares of Total Return Bond Fund with a total dollar value equal to the total dollar value of the Managed Income Portfolio shares that you own at the time of the Reorganization. Holders of Managed Income Portfolio (Institutional Shares) will receive Institutional Service Shares of Total Return Bond Fund, while holders of Managed Income Portfolio (Select Shares) will receive Class C Shares of Total Return Bond Fund. Following the Reorganization, the 1% Maximum Sales Charge and the 1%Contingent Deferred Sales Charge on Total Return Bond Fund (Class C Shares) will both be waived for former owners of Managed Income Portfolio (Select Shares) that purchase or redeem shares of Total Return Bond Fund without regard to whether the shares were acquired in connection with or purchased subsequent to the Reorganization.

o    The Reorganization will be a tax-free transaction.



Who do I call with questions about the Prospectus/Proxy Statement?

Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400.

  After careful consideration, the Board of Trustees has unanimously approved this proposal. The Board recommends that you read the enclosed materials carefully and vote FOR the proposal.



                     FEDERATED MANAGED ALLOCATION PORTFOLIOS

                       Federated Managed Income Portfolio


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD DECEMBER 5, 2003


     TO SHAREHOLDERS OF FEDERATED MANAGED INCOME PORTFOLIO, A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS: A special meeting of the shareholders of Federated Managed Income Portfolio (the "Managed Income Portfolio"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on December 5, 2003, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Bond Fund ("Total Return Bond Fund") would acquire all of the assets of the Managed Income Portfolio in exchange for Institutional Service Shares and Class C Shares of Total Return Bond Fund to be distributed pro rata by the Managed Income Portfolio to holders of its Institutional and Select Shares, respectively, in complete liquidation and termination of the Managed Income Portfolio; and

2. To transact such other business as may properly come before the meeting or any adjournment thereof.

The Board of Trustees has fixed October 6, 2003 as the record date for determination of shareholders entitled to vote at the meeting.

                                                By Order of the Board of
                                                Trustees,




                                                John W. McGonigle
                                                Secretary





October 17, 2003





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YOU CAN HELP THE MANAGED INCOME  PORTFOLIO  AVOID THE NECESSITY AND EXPENSE
OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
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                           PROSPECTUS/PROXY STATEMENT

                                October 17, 2003

                          Acquisition of the assets of

                       FEDERATED MANAGED INCOME PORTFOLIO
             a portfolio of Federated Managed Allocation Portfolios

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

                        By and in exchange for Shares of

                        FEDERATED TOTAL RETURN BOND FUND
               a portfolio of Federated Total Return Series, Inc.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

     This Prospectus/Proxy Statement describes the proposal for Federated Managed Income Portfolio (the "Managed Income Portfolio"), a portfolio of Federated Managed Allocation Portfolios (the "Trust") to transfer all of its assets to Federated Total Return Bond Fund ("Total Return Bond Fund"), a portfolio of Federated Total Return Series, Inc. (the "Corporation") in exchange for Shares of the Total Return Bond Fund (the "Reorganization"). Total Return Bond Fund Shares will be distributed pro rata by the Managed Income Portfolio to its shareholders in complete liquidation and dissolution of the Managed Income Portfolio. As a result of the Reorganization, each owner of Managed Income Portfolio Institutional Shares will become the owner of Institutional Service Shares of Total Return Bond Fund, while each owner of Managed Income Portfolio (Select Shares) will become the owner of Class C Shares of Total Return Bond Fund, having a total net asset value ("NAV") equal to the total NAV of his or her holdings in the Managed Income Portfolio on the date of the Reorganization (the "Closing Date").

     Both Managed Income Portfolio and Total Return Bond Fund (the "Funds") seek total return, with an emphasis on income. Both Funds also seek the potential for capital appreciation. However, each fund employs a different investment strategy in pursuit of its investment objective. For a description of these investment strategies, see "Summary - Reasons for the Proposed Reorganization." For a comparison of the investment policies and objectives of Managed Income Portfolio and Total Return Bond Fund, see "Comparison of Investment Objectives, Policies and Limitations."

     The fundamental and non-fundamental investment limitations of Managed Income Portfolio and Total Return Bond Fund are similar in all material respects, subject to the differences described in "Summary - Comparison of Investment Objectives, Policies and Limitations." Information concerning Institutional and Select Shares of Managed Income Portfolio, as compared to Institutional Service Shares and Class C Shares of Total Return Bond Fund, respectively, is included in this Prospectus/Proxy Statement in the sections entitled "Summary - Comparative Fee Tables" and "Information about the Reorganization - Description of Total Return Bond Fund Shares and Capitalization."


     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. In addition, the following information, is incorporated herein by reference:

1. For holders of Institutional Shares of Managed Income Portfolio: Prospectus of Total Return Bond Fund (Institutional Service Shares) dated January 31, 2003; A Statement of Additional Information for Total Return Bond Fund (Institutional service Shares ) dated January 31, 2003 (relating to Institutional Service Shares); Annual Report of Total Return Bond Fund (Institutional Service Shares) for its fiscal year ended November 30, 2002; and Semi-Annual Report of Total Return Bond Fund (Institutional Service Shares) for the period ended May 31, 2003.

2. For holders of Select Shares of Managed Income Portfolio: Prospectus of Total Return Bond Fund (Class C Shares) dated January 31, 2003, as amended on February 28, 2003, with such amendments effective on April 1, 2003; Statement of Additional Information for Total Return Bond Fund (Class C Shares) dated January 31, 2003, as revised April 7, 2003 (related to Prospectus of Total Return Bond Fund Class C Shares dated January 31,
     2003); Annual Report of Total Return Bond Fund (Class C Shares) for the fiscal year ended November 30, 2002; and Semi-Annual Report of Total Return Bond Fund (Class C Shares) for the period ended May 31, 2003.

3. For all holders of Managed Income Portfolio (Institutional Shares or Select Shares): Prospectus of Managed Income Portfolio dated January 31, 2003, as amended march 28, 2003; Statement of Additional Information of Managed Income Portfolio dated January 31, 2002 (relating to Prospectus of Managed Income Portfolio of the dame date); Annual Report of Managed Income
     Portfolio for its fiscal year ended November 30, 2002; Semi-Annual Report of Managed Income Portfolio for the period ended May 31, 2003; and Statement of Additional Information for Total Return Bond Fund dated October 17, 2003 (relating to this Prospectus/Proxy Statement) containing additional information, as filed with the Securities and Exchange Commission. ("SEC").

     References in this Prospectus/Proxy Statement to materials, Annual Reports or Semi-Annual Reports should be interpreted in a manner consistent with all the foregoing. This Prospectus/Proxy Statement is accompanied by the Annual Report, Semi-Annual Report and Prospectus of Total Return Bond Fund. Copies of the Prospectuses, Statements of Additional Information, Annual Reports, Semi-Annual Reports and other information about the Total Return Bond Fund and Managed Income Portfolio may be obtained without charge by writing or by calling the Total Return Bond Fund at the addresses and telephone numbers shown on the previous page.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

     SHARES OF TOTAL RETURN BOND FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE TOTAL RETURN BOND FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE TOTAL RETURN BOND FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.




TABLE OF CONTENTS
                                                                      Page
 SUMMARY                                                               1
   Reasons for the Proposed Reorganization                             1
   Comparison of Investment Objectives, Policies and Limitations       3
   Comparison of Risks                                                 7
   Comparative Fee Tables                                              8
   Comparison of Potential Risks and Rewards: Performance Information 12 Purchase, Redemption and Exchange Procedures; Dividends and
      Distributions                                                    14
   Service Fees, Advisory Fees and Expense Ratios                      16

INFORMATION ABOUT THE REORGANIZATION                                   16
   Description of the Plan of Reorganization                           16
   Description of Total Return Bond Fund Shares and Capitalization     17
   Federal Income Tax Consequences                                     17
   Comparative Information on Shareholder Rights and Obligations       18

INFORMATION ABOUT TOTAL RETURN BOND FUND                               20
AND THE MANAGED INCOME PORTFOLIO
   Total Return Bond Fund                                              20
   Managed Income Portfolio                                            21
   About the Proxy Solicitation and the Meeting                        21
   Proxies, Quorum and Voting at the Special Meeting                   22
   Share Ownership of the Funds                                        23
   Interests of Certain Persons                                        23

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY           23

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)                       25





                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Managed Income Portfolio, dated January 31, 2003, as amended on March 28, 2003, and October 17, 2003, Statement of Additional Information of the Managed Income Portfolio, dated January 31, 2003, the Prospectus of the Total Return Bond Fund (Class C Shares dated January 31, 2003, as amended on February 28, 2003; Institutional Service Shares dated January 31, 2003) and Statement of Additional Information of the Total Return Bond Fund, (Class C Shares dated January 31, 2003, as amended on April 7, 2003; Institutional Service Shares dated January 31, 2003) and the Agreement and Plan of
Reorganization (the "Plan"). A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The prospectus of Total Return Bond Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

     The Trust consists of Managed Income Portfolio and three other funds (together with Managed Income Portfolio, the "Managed Allocation Funds"). Since their inception, the Managed Allocation Funds have all been positioned as asset allocation funds. Accordingly, each Managed Allocation Fund has a different investment objective that was intended to correspond with an investor's risk-return profile at a certain stage of life. Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), pursued these different investment objectives by allocating each Managed Allocation Fund's portfolio of investments between predetermined ranges of equity securities (the "Equity Sub-Portfolio) and fixed income securities (the "Fixed Income Sub-Portfolio). Managed Income Portfolio was designed to be the most "conservative" of the Managed Allocation Funds and, as a result, has historically pursued its investment objective (to seek total return with an emphasis on income and potential for capital appreciation) by allocating 75% to 95% of its assets to the Fixed-Income Sub Portfolio and 5% to 25% of its assets to the Equity Sub-Portfolio.



     Federated Securities Corp., the Managed Allocation Funds' distributor (the "Distributor"), is committed to the asset allocation concept. However, despite its efforts, the Distributor has been unable to attract substantial new assets to the Managed Allocation Funds. In fact, these funds have suffered from net redemptions over the past several years. As a result, Trust management proposed, and the Trust's Board of Trustees authorized, a restructuring of each Managed Allocation Fund (the "Restructuring"). The Restructuring was undertaken with the belief that it would benefit shareholders by making the Managed Allocation Funds more competitive, increasing the sale of the Managed Allocation Funds to new shareholders, decreasing the rate of shareholder redemptions, while continuing to provide Managed Allocation Fund shareholders with a diversified portfolio of investments.

     A key component of the Restructuring involved changes to the management of the fixed income portion of each Managed Allocation Fund's portfolio (the "Fixed Income Sub-Portfolio"). These changes resulted from the decision to manage each Restructured Fund's Fixed Income Sub-Portfolio according to an investment strategy that is nearly identical to the investment strategy of Total Return Bond Fund. If applied to the Managed Income Portfolio, the changes to the management of the Fixed Income Sub-Portfolio contemplated by the Restructuring would result in virtually all of the Managed Income Portfolio's investments (i.e., up to 95%) being managed in a manner that is substantially similar to Total Return Bond Fund. For this reason, the Board believes that the Reorganization of Managed Income Portfolio into Total Return Bond Fund will provide Managed Income Portfolio shareholders with the benefits of the Restructuring more efficiently than maintaining Managed Income Portfolio as a separate fund that would be managed in virtually the same way as Total Return Bond Fund.

     The investment objective of Total Return Bond Fund is to provide total return. Total return consists of two components: (1) changes in the market value of the portfolio securities (both realized and unrealized appreciation); and (2) income received from the portfolio securities. Total Return Bond Fund expects that income will comprise the largest component of its total return. As earlier noted, the investment objective of Managed Income Portfolio is to seek total return with an emphasis on income and potential for capital appreciation. As such, Managed Income Portfolio and Total Return Bond Fund have substantially similar investment objectives. However, the Adviser, which serves as investment adviser to both Funds, follows a different investment strategy in pursuit of each Fund's investment objective, as discussed in detail below under "Comparison of Investment Objectives, Policies and Limitations."



     The investment strategies of Total Return Bond Fund and Managed Income Portfolio differ in the following ways:

1) Managed Income Portfolio invests in equity securities, but Total Return Bond Fund does not invest in equity securities. In anticipation of Managed Income Portfolio shareholder approval of the proposed Reorganization, the investment strategy of Managed Income Portfolio has been amended to permit the fund to invest 75% to 100% of its assets in the Fixed Income Sub-Portfolio and 0% to 25% of its assets in the Equity Sub-Portfolio;

2)   Total Return Bond Fund invests in emerging  markets  debt  securities,  but
     Managed  Income   Portfolio  does  not  invest  in  emerging   market  debt
     securities;

3) The sectors in which the Fixed Income Sub-Portfolio of Managed Income Portfolio is invested correspond with the sectors in which Total Return Bond Fund invests. However, as compared to Total Return Bond Fund, the Adviser does not manage the allocations within the Fixed Income Sub-Portfolio to be as closely correlated with the Lehman Brothers Aggregate Bond Index ("LBAB"), a composite index of the domestic investment- grade fixed income securities market. Rather, the Adviser allocates to fixed income sectors that it feels have the greatest risk-return prospects, subject to the predetermined limit on fixed income investments, without regard to the LBAB; and

4) While both Total Return Bond Fund and Managed Income Portfolio actively manage portfolio duration, the Adviser does not manage the duration of Managed Income Portfolio relative to the duration of the LBAB.

     One additional difference between the two Funds is that purchasers of Total Return Bond Fund (Class C Shares ) incur a 1% Maximum Sales Charge (the "Front End Sales Load") on the purchase of Class C Shares and a 1% Contingent Deferred Sales Charge (the "CDSC") on the sale of Class C Shares within one year of their purchase. Neither the Front End Sales Load nor the CDSC is part of the fee structure of Managed Income Portfolio Select Shares. However, following the Reorganization, both the Front End Sales Load and the CDSC will be waived for former owners of Managed Income Portfolio (Select Shares) that purchase or redeem shares, respectively, of Total Return Bond Fund acquired in connection with the Reorganization. Following the Reorganization, any additional Class C Shares acquired by the former owners of Managed Income Portfolio (Select Shares) will not be subject to either the Front End Sales Load or the CDSC. Neither Total Return Bond Fund (Institutional Service Shares) nor Managed Income Portfolio (Institutional Shares ) is subject to a Front End Sales Load or a CDSC.

     As earlier noted, the Distributor, which serves in such capacity for both Managed Income Portfolio and Total Return Bond Fund, has been unable to attract substantial new assets to the Managed Allocation Funds. In fact, these Funds have suffered from net redemptions over the past several years. By comparison, over the same period the total net assets of Total Return Bond Fund have increased. Additionally, Total Return Bond Fund also has lower overall expenses than Managed Income Portfolio., notwithstanding the fact that Total Return Bond Fund (Institutional Service Shares) has the ability to pay a Rule 12b-1 fee and Managed Income Portfolio (Institutional Shares) does not.

     The following chart summarizes the comparative asset size of Total Return Bond Fund and Managed Income Portfolio.

---------------------------------------------------
Fund                Assets as of September 30, 2003
---------------------------------------------------
---------------------------------------------------
FTRBF                   $1.145 billion
---------------------------------------------------
---------------------------------------------------
FMIP                    $86.5 million
---------------------------------------------------

     For a more detailed description of each Fund's expenses, see the Fee Tables that are part of this Prospectus/Proxy Statement. In summary, as compared to Managed Income Portfolio, Total Return Bond Fund is a larger fund with lower overall expenses.

     The following chart sets forth the relative performance of Managed Income Portfolio and Total Return Bond Fund, based on NAV, and the LBAB, for the 1-, 3- and 5- year periods ended September 30, 2003:


Total Returns
as of September 30      FMIP(IS)    FTRBF(SVC)  FMIP(SEL)   FTRBF(C)    LBAB
Year to date             6.56%        3.95%       6.02%       3.41%     3.78%
1 Year                   9.83%        6.08%       9.08%       5.35%     5.41%
3 Year                   5.24%        8.20%       4.54%       --        8.94%
5 Year                   4.63%        6.00%       3.92%       --        6.63%

     For the reasons mentioned above, the Board of the Trust believes that, if approved, the Reorganization will provide Managed Income Portfolio shareholders with a substantially similar, income-oriented investment strategy with the added benefits of lower overall expenses.



     As a condition to the Reorganization, Total Return Bond Fund and Managed Income Portfolio will each receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by the shareholders of Managed Income Portfolio. The tax basis of the shares of Total Return Bond Fund received by Managed Income Portfolio shareholders will be the same tax basis of their shares in Managed Income Portfolio.

     In considering the proposed Reorganization, the Board of the Trust and the Board of the Corporation took into consideration a number of factors, including:
(1) the compatibility of the Total Return Bond Fund's and the Managed Income Portfolio's investment objectives, policies and limitations; (2) the comparatively larger size and lower expenses of the Total Return Bond Fund; (3) the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and (4) the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes either to the Total Return Bond Fund or the Managed Income Portfolio or to shareholders of the Managed Income Portfolio.

     The Board of the Trust concluded to recommend that the shareholders of the Managed Income Portfolio vote to approve the Reorganization. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Trustees who are not interested persons (within the meaning of the 1940 Act), determined that participation in the transaction was in the best interests of the Managed Income Portfolio's shareholders and that the interests of existing Managed Income Portfolio shareholders would not be diluted as a result of effecting the transaction.

     The Board of the Corporation likewise approved the Reorganization on behalf of the Total Return Bond Fund. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Directors who are not interested persons, determined that participation in the transaction was in the best interests of the Total Return Bond Fund's shareholders and that the interests of existing Total Return Bond Fund shareholders would not be diluted as a result of effecting the transaction.

     BASED ON THIS INFORMATION, THE BOARD OF THE TRUST RECOMMENDS THAT THE SHAREHOLDERS OF MANAGED INCOME PORTFOLIO APPROVE THE REORGANIZATION.

Comparison of Investment Objectives, Policies and Limitations

     The investment objective of Total Return Bond Fund is to provide total return. Total Return Bond Fund's total return consists of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. Total Return Bond Fund expects that income will comprise the largest component of its total return. As earlier noted, the investment objective of Managed Income Portfolio is to seek total return with an emphasis on income and potential for capital appreciation. As such, Managed Income Portfolio and Total Return Bond Fund have substantially similar investment objectives.

     The Adviser, Federated Investment Management Company, which also serves as the investment adviser to Total Return Bond Fund, actively manages Total Return Bond Fund's portfolio seeking total returns over longer periods of time in excess of the Lehman Brothers Aggregate Bond Index ("LBAB"). The LBAB is a composite index of the domestic investment- grade fixed income securities market, represented by the following sectors: government and corporate securities, agency mortgage passthrough securities, asset-backed securities and commercial mortgage-backed securities. These major sectors are, in turn, subdivided into more specific sub-categories.

     Total Return Bond Fund primarily invests in the "core" sectors of the domestic investment grade debt market represented in the LBAB, with the exception of commercial mortgage backed securities. The Adviser may also invest a portion of Total Return Bond Fund's assets in non-investment grade, non-U.S. dollar denominated and emerging market debt securities, when the Adviser considers the risk-return prospects of those sectors to be attractive. The Adviser expects that, normally, no more than 10% of Total Return Bond Fund's total assets will be invested in securities that are rated below investment grade. However, Total Return Bond Fund may opportunistically invest up to 25% of its total assets in non-investment grade debt securities. The amount of any unhedged, non-U.S.-dollar securities in Total Return Bond Fund's portfolio will normally not exceed 10% of Total Return Bond Fund's total assets. The maximum amount that Total Return Bond Fund may invest in unhedged, non-U.S.-dollar securities is 20% of its total assets. Total Return Bond Fund does not invest any portion of its portfolio in equity securities.

     As part of Total Return Bond Fund's investment strategy, the Adviser utilizes a four-part decision making process. First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. The average duration of Total Return Bond Fund is normally within + / - 20% of the duration of LBAB. Second, the Adviser strategically positions the portfolio based on it expectations for changes in the yield curve. Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. Finally, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific benchmark.

     By comparison, Managed Income Portfolio's investments are allocated among several categories of equity and fixed income securities. The Adviser manages Managed Income Portfolio based on the view that the investment performance of each fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple categories. Of secondary importance to Managed Income Portfolio's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, Managed Income Portfolio pursues its investment objective in the following manner:

o by setting ranges regarding the percentage of fund assets which will be invested in each asset category;

o by allocating the fund's portfolio among asset categories within those defined ranges; and

o    by actively selecting securities within each of the asset categories.



     Managed Income Portfolio has historically pursued its investment objective by allocating 75% to 95% of its investments to the Fixed Income Sub-Portfolio and 5% to 25% of its assets to (the Equity Sub-Portfolio). In anticipation of Managed Income Portfolio shareholder approval of the proposed Reorganization, the investment strategy of Managed Income Portfolio has been amended to permit the fund to allocate 75% to 100% of its assets to the Fixed Income Sub-Portfolio and 0% to 25% of its portfolio to the Equity Sub-Portfolio.

     Managed Income Portfolio has historically and will continue to further allocate its portfolio among the following specific asset categories within the Fixed Income Sub-Portfolio and Equity Sub-Portfolio, in such proportions as the Adviser from time-to-time determines, consistent with the long-term range set by it: the Equity Sub-Portfolio will be allocated among large company stocks, small company stocks and foreign stocks; and the Fixed Income Sub-Portfolio will be allocated among U.S. government securities, mortgage backed securities, investment grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities. Managed Income Portfolio may lengthen or shorten the duration of its fixed income portfolio from time to time based on its interest rate outlook, but the fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

     Prior to the Reorganization, the Adviser may begin to opportunistically liquidate Managed Income Portfolio's Equity Sub-Portfolio, in anticipation of approval of the Reorganization by Managed Income Portfolio shareholders. As a result of the sales of these portfolio securities, Managed Income Portfolio will incur transaction costs, such as brokerage costs in connection with the sale of equity securities. It is anticipated that this sale of portfolio securities will be a tax neutral event for the Managed Income Portfolio and its shareholders. For a complete discussion of the tax consequences related to the sale of these securities, please see "Federal Income Tax Consequences."

     The fundamental and non-fundamental limitations of the Managed Income Portfolio and Total Return Bond Fund are similar in all material respects, subject to the following exceptions. Total Return Bond Fund has a fundamental limitation that prohibits it from selling securities short, but the Managed Income Portfolio has no limitation, either fundamental or non-fundamental, regarding short sales. Additionally, the limitations regarding "Buying on Margin" and "Pledging Assets" are substantially similar for both Funds, but are fundamental in the case of Total Return Bond Fund, and non-fundamental in the case of the Managed Income Portfolio.



The following chart contains the fundamental limitations and non-fundamental policies of Managed Income Portfolio and Total Return Bond Fund:

-------------------------------------------------------------------------------
                             INVESTMENT LIMITATIONS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
        MANAGED INCOME PORTFOLIO                 TOTAL RETURN BOND FUND

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Buying on Margin (non-fundamental)       Selling Short or Buying on Margin
A Fund will not purchase securities on   (fundamental)
margin, provided that a Fund may obtain  The Fund will not sell any securities
short-term credits necessary for the     short or purchase any securities on
clearance of purchases and sales of      margin, but may obtain such short-term
securities, and further provided that a  credits as may be necessary for
Fund may make margin deposits in         clearance of purchases and sales of
connection with its use of financial     portfolio securities. The deposit or
options and futures, forward and spot    payment by the Fund of initial or
currency contracts, swap transactions    variation margin in connection with
and other financial contracts or         futures contracts or related options
derivative instruments.                  transactions is not considered the
                                         purchase of a security on margin.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Borrowing Money and Issuing Senior       Issuing Senior Securities and
Securities (fundamental)                 Borrowing Money (fundamental)
A Fund may borrow money, directly or     The Fund will not issue senior
indirectly, and issue senior securities  securities, except that the Fund may
to the maximum extent permitted under    borrow money directly or through
the Investment Company Act of 1940, as   reverse repurchase agreements in
amended (1940 Act).                      amounts up to one-third of the value
                                         of its total assets, including the
                                         amount borrowed. The Fund will not
                                         borrow money or engage in reverse
                                         repurchase agreements for investment
                                         leverage, but rather as a temporary,
                                         extraordinary, or emergency measure to
                                         facilitate management of the Fund by
                                         enabling the Fund to meet redemption
                                         requests when the liquidation of
                                         portfolio securities is deemed to be
                                         inconvenient or disadvantageous. The
                                         Fund will not purchase any securities
                                         while any borrowings in excess of 5%
                                         of its total assets are outstanding.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Pledging Assets (non-fundamental)        Pledging Assets (fundamental)
A Fund will not mortgage, pledge, or     The Fund will not mortgage, pledge or
hypothecate any of its assets, provided  hypothecate any assets except to
that this shall not apply to the         secure permitted borrowings. For
transfer of securities in connection     purposes of this limitation, the
with any permissible borrowing or to     following will not be deemed to be
collateral arrangements in connection    pledges of the Fund's assets: margin
with permissible activities.             deposits for the purchase and sale of
                                         financial futures contracts and
                                         related options; and segregation or
                                         collateral arrangements made in
                                         connection with options activities or
                                         the purchase of securities on a
                                         when-issued basis.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Diversification of Investments           Diversification of Investments
(fundamental)                            (fundamental)
With respect to securities comprising    With respect to securities comprising
75% of the value of its total assets, a  75% of the value of its total assets,
Fund will not purchase securities of     the Fund will not purchase securities
any one issuer (other than cash; cash    issued by any one issuer (other than
items; securities issued or guaranteed   cash, cash items, or securities issued
by the government of the United States   or guaranteed by the U.S. government,
or its agencies or instrumentalities     its agencies or instrumentalities, and
and repurchase agreements                repurchase agreements collateralized
collateralized by such U.S. government   by such securities) if, as a result,
securities; and securities of other      more than 5% of the value of its total
investment companies) if, as a result,   assets would be invested in the
more than 5% of the value of its total   securities of that issuer, and will
assets would be invested in the          not acquire more than 10% of the
securities of that issuer, or if a Fund  outstanding voting securities of any
would own more than 10% of the           one issuer.
outstanding voting securities of that
issuer.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investing in Real Estate (fundamental)   Investing in Real Estate (fundamental)
A Fund may not purchase or sell real     The Fund will not purchase or sell
estate, provided that this restriction   real estate, including limited
does not prevent a Fund from investing   partnership interests, although it may
in issuers which invest, deal, or        invest in the securities of companies
otherwise engage in transactions in      whose business involves the purchase
real estate or interests therein, or     or sale of real estate or in
investing in securities that are         securities which are secured by real
secured by real estate or interests      estate or interests in real estate.
therein. A Fund may exercise its rights
under agreements relating to such
securities, including the right to
enforce security interests and to hold
real estate acquired by reason of such
enforcement until that real estate can
be liquidated in an orderly manner.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investing in Commodities (fundamental)   Investing in Commodities (fundamental)
The Funds may not purchase or sell       The Fund will not purchase or sell
physical commodities, provided that the  commodities, commodity contracts, or
Funds may purchase securities of         commodity futures contracts except to
companies that deal in commodities.      the extent that the Fund may engage in
                                         transactions involving financial
                                         futures contracts or options on
                                         financial futures contracts.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Underwriting (fundamental)               Underwriting (fundamental)
A Fund may not underwrite the            The Fund will not underwrite any issue
securities of other issuers, except      of securities, except as it may be
that a Fund may engage in transactions   deemed to be an underwriter under the
involving the acquisition, disposition   Securities Act of 1933 in connection
or resale of its portfolio securities,   with the sale of securities in
under circumstances where it may be      accordance with its investment
considered to be an underwriter under    objective, policies and limitations.
the Securities Act of 1933.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lending Cash or Securities (fundamental) Lending Cash or Securities
A Fund may not make loans, provided      (fundamental)
that this restriction does not prevent   The Fund will not lend any of its
a Fund from purchasing debt              assets, except portfolio securities.
obligations, entering into repurchase    This shall not prevent the Fund from
agreements, lending its assets to        purchasing or holding U.S. government
broker/dealers or institutional          obligations, money market instruments,
investors and investing in loans,        variable rate demand notes, bonds,
including assignments and participation  debentures, notes, certificates of
interests.                               indebtedness, or other debt
                                         securities, entering into repurchase
                                         agreements, or engaging in other
                                         transactions where permitted by the
                                         Fund's investment objective, policies
                                         and limitations.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Concentration of Investments             Concentration of Investments
(fundamental)                            (fundamental)
A Fund will not make investments that    The Fund will not invest 25% or more
will result in the concentration of its  of the value of its total assets in
investments in the securities of         any one industry (other than
issuers primarily engaged in the same    securities issued by the
industry. Government securities,         U.S. government, its agencies or
municipal securities and bank            instrumentalities).
instruments will not be deemed to
constitute an industry.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investing in Illiquid Securities         Investing in Illiquid Securities
(non-fundamental)                        (non-fundamental)
A Fund will not purchase securities for  The Fund will not invest more than 15%
which there is no readily available      of the value of its net assets in
market, or enter into repurchase         illiquid securities, including
agreements or purchase time deposits     repurchase agreements providing for
maturing in more than seven days, if     settlement in more than seven days
immediately after and as a result, the   after notice, interest rate swaps,
value of such securities would exceed,   non-negotiable fixed-time deposits
in the aggregate, 15% of a Fund's net    with maturities over seven days, and
assets.                                  certain restricted securities not
                                         determined by the Directors to be
                                         liquid.

-------------------------------------------------------------------------------


     Managed Income Portfolio and Total Return Bond Fund are both managed by the Adviser. As previously discussed, the particular investment strategies of the two Funds differ. However, the management of each Fund shares the same analytical, trading and other resources and is subject to same investment process disciplines within the Federated Investors, Inc. organization.

Comparison of Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Fund. Total Return Bond Fund and Managed Income Portfolio share many of the same principal investment risks due to overlap of the fixed income sectors in which each Fund may invest. Both Funds have credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due; and interest rate risk, which is posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. In addition, both Funds have prepayment risk, which is posed by the relative volatility of mortgage backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities. Both Funds have liquidity risk, which occurs when the fixed income securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities; risk associated with non-investment grade securities, which occurs because the Funds may invest a portion of their assets in securities rated below investment grade, which may be subject to greater interest rate, credit and liquidity risks than investment grade securities; risk of foreign investing, which is posed by the fact that the foreign securities in which the Funds invest may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case; and currency risk, which is posed by the fact that some of the foreign securities in which the Funds may invest are normally denominated and traded in foreign currencies and, as a result, the value of each Fund's foreign investments may be affected favorably or unfavorable by changes in currency exchange rates relative to the U.S. dollar.

     Managed Income Portfolio has additional principal risks, which result from the asset allocation strategy described earlier in this Prospectus/Proxy Statement. Managed Income Portfolio has sector risks, which is the possibility that a certain sector may underperform other sectors of the market as a whole; call risk, which is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. Managed Income Portfolio has stock market risk, which results from the fluctuations in the value of the equity securities in which the Managed Income Portfolio invests. These fluctuations could be part of a sustained trend or a drastic movement. The value of Managed Income Portfolio's equity investments will reflect both changes in the prices of individual stocks and general changes in stock valuation. Consequently, Managed Income Portfolio's share price may decline. Managed Income Portfolio is also subject to risks related to company size, which results from investment by the Fund in small company stocks. Stocks of smaller companies are less liquid and have greater price volatility than stocks of larger companies.



Comparative Fee Tables

     Set forth in the tables below is information regarding the fees and expenses incurred by the Select Shares and Institutional Shares of the Managed Income Portfolio and Institutional Service Shares and Class C Shares of the Total Return Bond Fund as of November 30, 2002, and pro forma fees for the Total Return Bond Fund after giving effect to the Reorganization.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Federated Managed Income Portfolio Select Shares and Federated Total Return Bond Fund Class C Shares and Federated Total Return Bond Fund Class C Shares Pro Forma Combined.



                                                 Federated       Federated     Federated
Shareholder Fees                                 Managed         Total Return  Total Return
                                                   Income        Bond Fund     Bond Fund
                                                Portfolio        Class C       Class C Shares
                                               Select Shares     Shares        Pro Forma
                                                                               Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on          None              1.00%1        1.00%1
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase           None              1.00%2        1.00%2
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                 None              None          None
Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of              None              None          None
amount redeemed, if applicable)
Exchange Fee                                    None              None          None

Annual Fund Operating Expenses (Before
Waivers)3
Expenses That are Deducted From Fund
Assets (as percentage of average net
assets)
Management Fee                              0.75%4               0.40%7        0.40%6
Distribution (12b-1)  Fee                   0.75%5               0.75%         0.75%
Shareholder Services Fee                    0.25%                0.25%         0.25%
Other Expenses                              0.46%                0.18%         0.18%
Total Annual Fund Operating Expenses        2.21%                1.58%         1.58%

1 Following the Reorganization, the sales charge will be waived for former owners of Managed Income Portfolio Select Shares that purchase shares of Total Return Bond Fund, without regard to whether the shares are acquired in connection with or purchased subsequent to the Reorganization.

2 Following the Reorganization, the CDSC will be waived for former owners of Managed Income Portfolio Select Shares that redeem shares of Total Return
     Bond Fund, without regard to whether the shares were acquired in connection with or purchased subsequent to the Reorganization.

3 With respect to Federated Managed Income Portfolio Select Shares, although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2002. With respect to Federated Total Return Bond Fund Class C Shares, although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2002. With respect to Federated Total Return Bond
     Fund Class C Shares Pro Forma Combined, although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2003.

Total Waivers of Fund                       0.62%                0.23%          0.23%
Expenses
Total Actual Annual Fund Operating          1.59%                1.35%          1.35%
Expenses (after waivers)



4 For Federated Managed Income Portfolio the adviser voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the fiscal year ended November 30, 2002.

5 For Federated Managed Income Portfolio Select Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.50% for the fiscal year ended November 30, 2002.

6 For Federated Total Return Bond Fund Pro Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending November 30, 2003.

7 For Federated Total Return Bond Fund, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.17% for the fiscal year ended November 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in Federated Managed Income Portfolio Select Shares, Federated Total Return Bond Fund Class C Shares and Federated Total Return Bond Fund Class C Shares Pro Forma Combined with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as shown or estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                               1 Year    3 Years  5 Years  10 Years
Federated Managed Income Portfolio Select      $ 224     $ 691    $ 1,185  $ 2,544
Shares
Federated Total Return Bond Fund Class C
Shares
Expenses assuming redemption                   $ 359     $ 594     $ 952   $1,960
Expenses assuming no redemption                $ 259     $ 594     $ 952   $1,960
Federated Total Return Bond Fund Class C
Shares Pro Forma Combined
Expenses assuming redemption                   $ 359     $ 594     $ 952   $1,960
Expenses assuming no redemption                $ 259     $ 594     $ 952   $1,960


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Federated Managed Income Portfolio Institutional Shares and Federated Total Return Bond Fund Institutional Service Shares and Federated Total Return Bond Fund Institutional Service Shares Pro Forma Combined.



Shareholder Fees                                                Federated       Federated
                                               Federated        Total           Total Return
                                               Managed          Return          Bond Fund
                                               Income           Bond Fund       Institutional
                                               Portfolio        Institutional   Service
                                               Institutional    Service         Shares
                                               Shares           Shares          Pro Forma
                                                                                Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on         None             None            None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or       None             None            None
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other                None             None            None
Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount      None             None            None
redeemed, if applicable)
Exchange Fee                                   None             None            None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund Assets
(as percentage of average net assets)
Management Fee                                 0.75%2           0.40%3          0.40%4
Distribution (12b-1)  Fee                      None             0.25%5          0.25%6
Shareholder Services Fee                       0.25%7           0.25%           0.25%
Other Expenses                                 0.46%            0.18%           0.18%
Total Annual Fund Operating Expenses           1.46%            1.08%           1.08%

1 With respect to Federated Managed Income Portfolio Institutional Shares, although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November
     30, 2002.  With respect to Federated  Total Return Bond Fund  Institutional
     Service Shares, although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November
     30, 2002.  With respect to Federated  Total Return Bond Fund  Institutional
     Service Shares Pro Forma Combined, although not contractually obligated to do so, the adviser and distributor expect to voluntarily waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2003.

Total Waivers of Fund Expenses                 0.57%            0.43%           0.43%
Total Actual Annual Fund Operating Expenses    0.89%            0.65%           0.65%
(after waivers)


2 For Federated Managed Income Portfolio the adviser voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the fiscal year ended November 30, 2002.

3 For Federated Total Return Bond Fund, the adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.17% for the fiscal year ended November 30, 2002.

4 For Federated Total Return Bond Fund Pro Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending November 30, 2003.

5 For Federated Total Return Bond Fund Institutional Service Shares, a portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 2002.

6 For Federated Total Return Bond Fund Institutional Service Shares Pro Forma Combined, a portion of the distribution (12b-1) fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the anticipated voluntary waiver) is expected to be 0.05% for the fiscal year ending November 30, 2003.

7 For Federated Managed Income Portfolio Institutional Shares, a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 2002.




EXAMPLE

This Example is intended to help you compare the cost of investing in Federated Managed Income Portfolio Institutional Shares, Federated Total Return Bond Fund Institutional Service Shares and Federated Total Return Bond Fund Institutional Service Shares Pro Forma Combined with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as shown or estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                          1 Year   3 Years   5 Years  10 Years

Federated Managed Income Portfolio        $ 149     $ 462     $ 797  $ 1,746
Institutional Shares

Federated Total Return Bond Fund          $ 110     $ 343     $ 595  $ 1,317
Institutional Service Shares

Federated Total Return Bond Fund
Institutional Service Shares Pro Forma
Combined                                  $ 110     $ 343     $ 595  $ 1,317


Comparison of Potential Risks and Rewards: Performance Information

     The bar charts and tables below compare the potential risks and rewards of investing in the Managed Income Portfolio and the Total Return Bond Fund. The bar charts provide an indication of the risks of investing in each fund by showing changes in performance from year to year. The tables show how each fund's average annual total returns for the one year, five year, ten year, and since inception periods compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

Keep in mind that past performance does not indicate future results.

RISK/RETURN BAR CHART



TOTAL RETURN BOND FUND-INSTITUTIONAL SERVICE SHARES

     The performance information shown below will help you analyze the Total Return Bond Fund's Institutional Service Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

[GRAPHIC ILLUSTRATION-TOTAL RETURN BOND FUND - INSTITUTIONAL SERVICE
SHARES]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Total Return Bond Fund's Institutional Service Shares as of the calendar year-end for each of six years. The `y' axis reflects the "% Total Return" beginning with "-2.00%" and increasing in increments of 2.00% up to 12.00%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features six distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1997 through 2002. The percentages noted are 10.25%, 8.91%, (1.15%), 10.94%, 7.77% and 8.80%, respectively.

     The Fund's  Institutional  Service  Shares are sold  without a sales charge
(load). The total returns in the bar chart above are based upon NAV.

     The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 3.95%.

     Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 4.47% (quarter ended September 30, 1998). Its lowest quarterly return was (0.95%) (quarter ended June 30, 1999).


Average Annual Total Return Table

     The Average Annual Total Returns for the Total Return Bond Fund's Institutional Service Shares and Class C Shares are reduced to reflect applicable sales charges. Return before taxes is shown for all classes. In addition, Return After Taxes is shown for Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad-based market index. The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. Index returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

                                                               Start of
                                   1 Year     5 Years        Performance1
-------------------------------------------------------------------------------
Institutional Service
Shares
-------------------------------------------------------------------------------
Return Before Taxes                8.80%       6.97%            7.70%
-------------------------------------------------------------------------------
Return After Taxes on              6.43%       4.45%            5.12%
Distributions2
-------------------------------------------------------------------------------
Return After Taxes on              5.33%       4.31%            4.89%
Distributions and Sale of Fund
Shares2
-------------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------------
Return Before Taxes                7.04%        N/A             7.10%
-------------------------------------------------------------------------------
LBAB                               10.25%      7.55%            8.08%
-------------------------------------------------------------------------------

1 The fund's Institutional Service Shares and Class C Shares start of performance dates were October 1, 1996, and August 2, 2001, respectively.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.



MANAGED INCOME PORTFOLIO-INSTITUTIONAL SHARES

     The performance information shown below will help you analyze the Managed Income Portfolio's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



[GRAPHIC ILLUSTRATION-MANAGED INCOME PORTFOLIO - INSTITUTIONAL SHARES]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Managed Income Portfolio's Institutional Shares as of the calendar year-end for each of eight years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 18.00%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The chart features eight distinct vertical bars, each shaded in light gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 2002. The percentages noted are 15.69%, 5.56%, 10.49%, 9.95%, 0.32%, 6.04%, 3.23% and 3.86%,
respectively.

     The Fund's Institutional Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon NAV.

     The Fund's Institutional Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 6.56%.

     Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 5.24% (quarter ended March 31, 1995). Its lowest quarterly return was (0.81%) (quarter ended September 30, 1999).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Institutional Shares and Select Shares are reduced to reflect applicable sales charges. Return before taxes is shown for all classes. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on fund returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. Index returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

                                                               Start of
                                   1 Year     5 Years        Performance1
-------------------------------------------------------------------------------
Institutional Shares
-------------------------------------------------------------------------------
Return Before Taxes                3.86%       4.63%            6.42%
-------------------------------------------------------------------------------
Return After Taxes on              2.16%       2.48%            4.02%
Distributions2
-------------------------------------------------------------------------------
Return After Taxes on              2.34%       2.70%            4.02%
Distributions and Sale of Fund
Shares2
-------------------------------------------------------------------------------
Select Shares
-------------------------------------------------------------------------------
Return Before Taxes                3.24%       3.92%            5.68%
-------------------------------------------------------------------------------
S&P 500                           (22.10%)    (0.59%)           9.84%
-------------------------------------------------------------------------------
LBAB                               10.25%      7.55%            8.08%
-------------------------------------------------------------------------------

1 The Fund's Institutional Shares and Select Shares start of performance date is May 25, 1994.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred program, such as IRA or 401(k) plans.

Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

     Federated Shareholder Services Company is the transfer agent and dividend disbursing agent for the Funds. Shares of the Total Return Bond Fund and Managed Income Portfolio may be purchased or redeemed any day the New York Stock Exchange (NYSE) is open. When a fund receives your transaction request in proper form it is processed at the next calculated NAV. From time to time either fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of either Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     Procedures for the purchase, exchange, and redemption of the Total Return Bond Fund's Shares are substantially similar to the procedures applicable to the purchase, exchange, and redemption of the Managed Income Portfolio's Shares, subject to the differences addressed below. Reference is made to the Prospectus of the Total Return Bond Fund and the Prospectus of the Managed Income Portfolio for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the Total Return Bond Fund's and Managed Income Portfolio's Shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to the Total Return Bond Fund's and Managed Income Portfolio's Shares.

      Purchases

     Purchasers of Total Return Bond Fund (Class C Shares) incur a 1% Front End Sales Load on the purchase of Class C Shares, which is not a part of the fee structure of Managed Income Portfolio (Select Shares). However, following the Reorganization, the Front End Sales Load will be waived for former owners of Managed Income Portfolio (Select Shares) that redeem shares of Total Return Bond Fund acquired in connection with the Reorganization. Following the Reorganization, any additional Class C Shares acquired by the former owners of Managed Income Portfolio (Select Shares) will not be subject to the Front End Sales Load. Neither Total Return Bond Fund (Institutional Service Shares) nor Managed Income Portfolio (Institutional Shares) has a Front End Sales Load as part of its fee structure.

     Both Funds are subject to the following investment minimums: Total Return Bond Fund (Institutional Service Shares), initial investment $25,000, subsequent investment, none; Total Return Bond Fund (Class C Shares), initial investment $1,500, subsequent investment $100; and Managed Income Portfolio (Institutional Shares and Select Shares), initial investment $25,000, subsequent investment , none. Investment minimums of Total Return Bond Fund will be waived for purposes of the Reorganization.

     Existing holders of Total Return Bond Fund (Class C Shares) and Managed Income Portfolio (Institutional Shares and Select Shares) may automatically purchase additional shares on a regular basis through participation in the Systematic Investment Program (SIP). The minimum investment amount for Managed Income Portfolio (Institutional Shares and Select Shares) is $50. Subject to the approval of the Reorganization by Managed Income Portfolio shareholders, a SIP will be made available to owners of Total Return Bond Fund (Institutional Service Shares), including the former owners of Managed Income Portfolio (Institutional Shares) who received Institutional Service Shares of Total Return Bond Fund in the Reorganization.

      Exchanges

     As earlier noted, Total Return Bond Fund (Class C Shares ) are subject to a Front End Sales Load and, as more fully described below, Class C Shares are also subject to a contingent deferred sales charge ("CDSC"). However, holders of Managed Income Portfolio (Select Shares) are not subject to either a Front End Sales Load or CDSC and do not have the same exchange rights as holders of Total Return Bond Fund (Class C Shares). Class C Shares of Total Return Bond Fund may be exchanged at NAV for Class C Shares of other funds for which Federated Investment Management Company (or its affiliates) serves as adviser. Class C Shares of Total Return Bond Fund may be exchanged through an investment professional if you purchased shares through an investment professional or directly from the Total Return Bond Fund if you purchased shares directly from the Total Return Bond Fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Neither Total Return Bond Fund (Institutional Service Shares) nor Managed Income Portfolio (Institutional Shares) has a Front End Sales Load or CDSC as part of its fee structure and, therefore, does not provide exchange rights to shareholders.

      Redemptions

     Holders of Class C Shares of Total Return Bond Fund, incur a 1% CDSC on the sale of Class C Shares within one year of their purchase, which is not a part of the fee structure of Managed Income Portfolio (Select Shares). However, following the Reorganization, the CDSC will be waived for former owners of Managed Income Portfolio Select Shares that redeem shares of Total Return Bond Fund acquired in connection with the Reorganization. Following the Reorganization, any additional Class C Shares acquired by the former owners of Managed Income Portfolio (Select Shares) will not be subject to the CDSC. Neither Total Return Bond Fund (Institutional Service Shares) nor Managed Income Portfolio (Institutional Shares) have a CDSC as part of its fee structure.

     Total Return Bond Fund (Class C Shares) and Managed Income Portfolio (Institutional Shares and Select Shares) each have a Systematic Withdrawal Program ("SWP"). Pursuant to the SWP, shareholders may automatically redeem shares in a minimum amount of $100 on a regular basis, subject to each Fund's minimum initial investment requirement. Subject to the approval of the Reorganization by Managed Income Portfolio shareholders, a SWP will be made available to owners of Total Return Bond Fund (Institutional Service Shares), including the former owners of Managed Income Portfolio (Institutional Shares) who received Institutional Service Shares of Total Return Bond Fund in the Reorganization.

      Dividends and Other Distributions

     With respect to Total Return Bond Fund, dividends are declared daily and paid monthly. With respect to Managed Income Portfolio, dividends are declared and paid monthly. With respect to both Funds, capital gains distributions, if any, are paid at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV. For a complete description, refer to the accompanying Prospectus of the Total Return Bond Fund. Any questions may be directed to the Total Return Bond Fund at 1-800-341-7400.

Service Fees, Advisory Fees and Expense Ratios

     The service providers and applicable service fees, other than the investment advisory fees, for both Funds are identical. The maximum annual investment advisory fee for the Total Return Bond Fund is 0.40% of average daily net assets. The maximum annual investment advisory fee for the Managed Income Portfolio is 0.75% of average daily net assets.

     For its fiscal year ended November 30, 2002 the Total Return Bond Fund's ratio of expenses to average daily net assets was 0.65% for Institutional Service Shares, and 1.38% for Class C Shares. During this period the Adviser and the Distributor voluntarily waived a portion of its investment advisory fee. Absent such waiver, the ratio of expenses to average daily net assets would have been 1.08% for Institutional Service Shares and 1.58% for Class C Shares.

     For its fiscal year ended November 30, 2002, the Managed Income Portfolio's ratio of expenses to average daily net assets was 0.89% for Institutional Shares and 1.59% for Select Shares. During this period, the Adviser, Distributor and shareholder services provider voluntarily waived certain fees. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 1.46% for Institutional Shares and 2.21% for Select Shares.

     The Managed Income Portfolio's Select Shares and Total Return Bond Fund's Class C Shares both have the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets is 0.75% for both Select Shares of Managed Income Portfolio and Class C Shares of Total Return Bond Fund. The Managed Income Portfolio's Institutional Shares do not have the ability to pay a Rule 12b-1 fee, whereas the Total Return Bond Fund's Institutional Service Shares do have this ability. The Rule 12b-1 fee as a percentage of average daily net assets is 0.25% for Institutional Service Shares of Total Return Bond Fund.

                   INFORMATION ABOUT THE REORGANIZATION

Description of the Plan of Reorganization

     The Plan provides that on or about the Closing Date (presently expected to be on or about December 12, 2003), the Total Return Bond Fund will acquire all of the assets of the Managed Income Portfolio in exchange for Institutional Service Shares and Class C Shares of the Total Return Bond Fund to be distributed pro rata by the Managed Income Portfolio to holders of its Institutional Shares and Select Shares, respectively, in complete liquidation and termination of the Managed Income Portfolio. Shareholders of the Managed Income Portfolio will become shareholders of the Total Return Bond Fund as of 4:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day. Shares of the Total Return Bond Fund received by Managed Income Portfolio shareholders as part of the Reorganization will not be subject to a sales load.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Trust and the Corporation, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Managed Income Portfolio prior to the Closing Date by the Trust or the Corporation if the Board of either entity believes that consummation of the Reorganization would not be in the best interests of the shareholders of the Managed Income Portfolio or the Total Return Bond Fund.

     The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Managed Income Portfolio's shareholders and the costs of holding the Special Meeting of Shareholders. Managed Income Portfolio will bear any brokerage expenses related to any sales of its portfolio securities prior to the Reorganization.

     The foregoing brief summary of the Plan entered into between the Total Return Bond Fund and the Managed Income Portfolio is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Total Return Bond Fund Shares and Capitalization

     Institutional Service Shares and Class C Shares of Total Return Bond Fund to be issued to shareholders of the Managed Income Portfolio under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of Total Return Bond Fund provided herewith for additional information about Institutional Service Shares and Class C Shares of the Total Return Bond Fund.

     The following table shows the capitalization of the Total Return Bond Fund and the Managed Income Portfolio as of September 30, 2003, and on a pro forma basis as of that date:

------------------------------------------------------------------------------------------------------------
           Managed              Managed         Total           Total           Total           Total Return
           Income               Income          Return          Return          Return          Bond Fund
           Portfolio            Portfolio       Bond Fund       Bond Fund       Bond Fund       Pro Forma
           Institutional        Select          Institutional   Class C         Pro             Class C
           Shares               Shares          Service         Shares          Forma           Shares
                                                Shares                          Institutional
                                                                                Service
                                                                                Shares

Net Assets $57,189,264          $29,309,609     $442,764,885    $30,946,667     $499,954,149    $60,256,274

Net Asset  $10.51               $10.52          $10.85          $10.85          $10.85          $10.85
Value Per
Share

Shares     5,440,702            2,787,291       40,802,270      2,851,894       46,078,723      5,553,574
Outstanding
-----------------------------------------------------------------------------------------------------------



Federal Income Tax Consequences

     As a condition to the Reorganization, the Total Return Bond Fund and the Managed Income Portfolio will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Managed Income Portfolio and the Total Return Bond Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Total Return Bond Fund upon its receipt of the Managed Income Portfolio's assets solely in exchange for Total Return Bond Fund shares;

o no gain or loss will be recognized by the Managed Income Portfolio upon transfer of its assets to the Total Return Bond Fund solely in exchange for Total Return Bond Fund shares or upon the distribution of the Total Return Bond Fund shares to the Managed Income Portfolio's shareholders in exchange for their Managed Income Portfolio shares;

o no gain or loss will be recognized by shareholders of the Managed Income Portfolio upon exchange of their Managed Income Portfolio shares for Total Return Bond Fund shares;

o the aggregate tax basis of the assets of the Managed Income Portfolio acquired by the Total Return Bond Fund will be the same as the aggregate tax basis of such assets to the Managed Income Portfolio immediately prior to the Reorganization;

o the tax basis of shares of the Total Return Bond Fund received by each shareholder of the Managed Income Portfolio pursuant to the Reorganization will be the same as the tax basis of the shares of the Managed Income Portfolio held by such shareholder immediately prior to the Reorganization;

o the holding period of the Managed Income Portfolio's assets in the hands of the Total Return Bond Fund will include the period during which those assets were held by the Managed Income Portfolio; and

o the holding period of Total Return Bond Fund shares received by each shareholder of the Managed Income Portfolio pursuant to the Plan will include the period during which the Managed Income Portfolio shares exchanged therefor were held by such shareholder, provided the Managed Income Portfolio shares were held as capital assets on the date of the Reorganization.

     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Total Return Bond Fund, the Managed Income Portfolio or the Managed Income Portfolio's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of the Managed Income Portfolio should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.


     As earlier noted, in anticipation of your approval of the Reorganization, the investment strategy of Managed Income Portfolio has been revised to permit Managed Income Portfolio to allocate up to 100% of its assets to its Fixed Income Sub-Portfolio. Prior to the Reorganization, the Adviser may begin to opportunistically liquidate the Managed Income Portfolio's Equity Sub-Portfolio, in anticipation of approval of the Reorganization by Managed Income Portfolio shareholders. For federal income tax purposes, this adjustment of Managed Income Portfolio's portfolio prior to the Reorganization (the "Adjustment") will be treated as taxable sales of portfolio securities. However, it is anticipated that the Adjustment will be a tax neutral event for Managed Income Portfolio and its shareholders, due to current unrealized losses and available capital loss carryforwards.


     One additional tax related item for your consideration relates to state corporate taxes. Managed Income Portfolio is a portfolio of a Massachusetts business trust and, as such, is exempt from certain state corporate franchise taxes (the "State Taxes"). By comparison, Total Return Bond Fund is a portfolio of a Maryland corporation and, as such, is subject to the State Taxes. The Boards of the Trust and the Corporation, the Adviser and the Distributor believe that the benefits of the Reorganization outweigh the marginally increased burden of the additional State Taxes. As noted above, even with these taxes, total expense ratios of each Total Return Bond Fund Class is still substantially less than that of the expense ratios of the corresponding classes of Managed Income Portfolio.

Comparative Information on Shareholder Rights and Obligations

     Managed Income Portfolio is a portfolio of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts, while Total Return Bond Fund is a series of the Corporation, a Maryland corporation. The rights of shareholders of Managed Income Portfolio, as defined by the Trust's By-Laws and Declaration of Trust and under the laws of the Commonwealth of Massachusetts, and the rights of shareholders of Total Return Bond Fund, as defined by the Corporation's By-Laws and Articles of Incorporation and under the laws of the State of Maryland, relating to voting, distributions and redemptions, are substantively similar. The chart below describes some of the differences between your rights as a shareholder of the Total Return Bond Fund and your rights as a shareholder of the Managed Income Portfolio.


        -------------------------------------------------------------------------------
             CATEGORY        MANAGED INCOME PORTFOLIO       TOTAL RETURN BOND FUND

        -------------------------------------------------------------------------------
         Preemptive Rights             None                          None
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Preferences                    None                          None
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Appraisal Rights               None                          None
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Conversion Rights              None                          None
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Exchange Rights                None                          None
        (other than the
        right to exchange
        for shares of
        other mutual
        funds as provided
        in the prospectus
        of the Total
        Return Bond Fund
        Class C Shares)
        -------------------------------------------------------------------------------
        Minimum Account    The Board of Trustees has     The Board of Directors has
        Size               discretion to have Managed    discretion to have Total
                           Income Portfolio redeem the   Return Bond Fund redeem the
                           shares of any shareholder     shares of any shareholder
                           whose shares have an          whose shares have an
                           aggregate net asset value     aggregate net asset value of
                           below the minimum amount      less than $500.
                           established by the Board of
                           Trustees.

        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Annual Meetings            Not required                  Not required
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Right to Call      Shall be called upon the      Shall be called upon the
        Shareholder        written request of the        written request of the
        Meetings           holders of at least 10% of    holders of at least 10% of
                           the shares of the Fund        the shares of the Fund
                           entitled to vote at the       entitled to vote at the
                           meeting.                      meeting.

        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Notice of Meetings Mailed to each shareholder    Mailed to each shareholder
                           entitled to vote at least 10  entitled to vote at least 15
                           and not more than 90 days     days before the meeting.
                           before the meeting.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Record Date For    Trustees may close the stock  Directors may close the
        Meetings           transfer books for a period   stock transfer books for a
                           not exceeding 90 days prior   period not exceeding 10 days
                           to the date of any            prior to the date of any
                           shareholder meeting or may    shareholder meeting or may
                           fix in advance a date, not    fix in advance a date, not
                           exceeding 90 days, as a       exceeding 90 days, as a
                           record date.                  record date.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Quorum for Meeting The presence in person or by  The presence in person or by
                           proxy of holders of one-half   proxy of holders of
                           of the shares entitled to      one-third of the shares
                           vote constitutes a quorum.     entitled to vote
                                                          constitutes a quorum;
                                                          provided, however, the
                                                          presence in person or by
                                                          proxy of holders of
                                                          one-half of the shares
                                                          entitled to vote
                                                          constitutes a quorum with
                                                          respect to matters for
                                                          which the Investment
                                                          Company Act of 1940
                                                          requires majority
                                                          shareholder approval.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Election of        A plurality of votes cast at  A plurality of votes cast at
        Directors or       the meeting.                  the meeting.
        Trustees
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Adjournment of     In the absence of a quorum,   In the absence of a quorum,
        Meetings           a plurality of shareholders   a majority of shareholders
                           present in person or by       present in person or by
                           proxy may adjourn the         proxy may adjourn the
                           meeting from time to time     meeting from time to time to
                           without further notice.       a date not later than 120
                                                         days after the original
                                                         record date.
        -------------------------------------------------------------------------------

        -------------------------------------------------------------------------------
             CATEGORY        MANAGED INCOME PORTFOLIO       TOTAL RETURN BOND FUND

        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Removal of         May be removed by a vote of   May be removed by a majority
        Directors or       at least two-thirds of the    vote of the outstanding
        Trustees by        outstanding shares of the     shares of the Corporation.
        Shareholders       Trust.
        -------------------------------------------------------------------------------
        -------------------------------------------------------------------------------
        Personal           The trustees are liable only  The Maryland General
        Liability of       for their willful             Corporation Law makes
        Directors and      misfeasance, bad faith,       directors immune from
        Trustees           gross negligence or reckless  liability to the extent that
                           disregard of the duties       they perform their duties as
                           involved in the conduct of    directors:
                           the office of trustee.        (1) In good faith;
                                                         (2) In a manner the director
                                                         reasonable believes to be in
                                                         the best interests of the
                                                         Fund; and
                                                         (3) With the care that an
                                                         ordinarily prudent person in
                                                         a like position would use
                                                         under similar circumstances.
        -------------------------------------------------------------------------------
        Personal           Under Massachusetts law,      None
        Liability of       there is, in theory, a
        Shareholders       possibility that a
                           shareholder may be
                           personally liable; however,
                           the Declaration of Trust
                           requires the Trust to use
                           the assets of the Managed
                           Income Portfolio to protect
                           or compensate the
                           shareholder if the
                           shareholder is held
                           personally liable for its
                           obligations. Massachusetts
                           business trusts are widely
                           used in the mutual fund
                           industry to organize series
                           investment companies.
        -------------------------------------------------------------------------------
        Number of          Unlimited; no par value.      The Corporation is
        Authorized                                       authorized to issue
        Shares; Par Value                                15,000,000,000 shares of
                                                         common stock with a par
                                                         value $.001 per share, of
                                                         which 1,000,000,000 has been
                                                         designated Institutional
                                                         Service Shares of Total
                                                         Return Bond Fund and
                                                         1,000,000,000 has been
                                                         designated Class C Shares of
                                                         Total Return Bond Fund.
        -------------------------------------------------------------------------------


                  INFORMATION ABOUT THE TOTAL RETURN BOND FUND
                        AND THE MANAGED INCOME PORTFOLIO


Total Return Bond Fund

     Information  about  the  Corporation  and the  Total  Return  Bond  Fund is
contained in the Total Return Bond Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Corporation and the Total Return Bond Fund is included in the Total Return Bond Fund's Statement of Additional Information dated January 31 (revised April 7, 2003), which is incorporated herein by reference. Copies of the Statement of Additional Information (Class C Shares dated January 31, 2003 and revised April 7, 2003; Institutional Service Shares, dated January 31, 2003) as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated October 17, 2003, both of which have been filed with the SEC, may be obtained without charge by contacting the Corporation at 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Corporation, on behalf of the Total Return Bond Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Corporation, on behalf of the Total Return Bond Fund, can be obtained by calling or writing the Corporation and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, NW, Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the SEC's Internet Web site (http://www.sec.gov).

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Corporation, on behalf of the Total Return Bond Fund, with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Corporation, the Total Return Bond Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

Managed Income Portfolio

     Information about the Managed Income Portfolio may be found in the Fund's current Prospectus dated January 31, 2003 and Statement of Additional
Information, dated January 31, 2003, revised March 28, 2003, which are incorporated herein by reference. Copies of the Managed Income Portfolio's Prospectus and Statement of Additional Information may be obtained without charge from the Fund by calling 1-800-341-7400 or by writing to the Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Trust by calling 1-800-341-7400 or by writing to the Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Managed Income Portfolio is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Managed Income Portfolio can be obtained by calling or writing the fund and can also be inspected at the public reference facilities maintained by the SEC at the addresses listed in the previous section.



                THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT
                              SHAREHOLDERS APPROVE
                    THE AGREEMENT AND PLAN OF REORGANIZATION

About the Proxy Solicitation and the Meeting

     Proxies are being solicited by the Board of the Trust, on behalf of its portfolio, the Managed Income Portfolio. The proxies will be voted at the special meeting of shareholders of the Managed Income Portfolio to be held on December 5, 2003 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Trust or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Trust may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.



     The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of the Trust knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about November 5, 2003, to shareholders of record at the close of business on October 6, 2003 (the "Record Date").



     The annual reports for the Total Return Bond Fund and the Managed Income Portfolio, which includes audited financial statements for their fiscal year ended November 30, 2002, was previously mailed to shareholders. The semi-annual reports for the Managed Income Portfolio and the Total Return Bond Fund, which contain unaudited financial statements for the periods ended May 31, 2003, were also previously mailed to shareholders. Managed Income Portfolio will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the Total Return Bond Fund and the Managed Income
Portfolio. Requests for annual reports or semi-annual reports for the Total Return Bond Fund and the Managed Income Portfolio may be made by writing to the Total Return Bond Fund or the Managed Income Portfolio's principal executive offices or by calling the toll-free telephone number, 1-800-341-7400. The principal executive offices for the Total Return Bond Fund or the Managed Income Portfolio are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

Proxies, Quorum and Voting at the Special Meeting

     Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Trust is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

     Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

     In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-fourth of the total number of outstanding shares of the Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

     For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

     If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.



Shareholder approval requires the affirmative vote of more than 50% of the shares of the Managed Income Portfolio (i.e., both Institutional Shares and Select Shares) entitled to vote. If the reorganization contemplated herein is not approved by a majority of Managed Income Portfolio's shareholders, then the investment adviser for Managed Income Portfolio will re-evaluate the viability of the continued operation of the fund under the current investment strategy in light of the recent Restructuring of the Managed Allocation Funds.

Share Ownership of the Funds

Officers and Trustees of the Trust own less than 1% of the Managed Income Portfolio's outstanding shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Managed Income Portfolio:

Institutional Service Shares: Bancorpsouth, Inc., Jackson, MS, owned approximately 276,931 Shares (5.21%); Charles Schwab & Co, Inc., San Francisco, CA, owned approximately 360,424 Shares (6.78%); Nevada State Bank, Reno, NV, owned approximately 273,199 Shares (5.14%) and Equitable Life, Secaucus, NJ, owned approximately 274,150 Shares (5.15%).

Select Shares: FNB Nominee Co., Indiana, Pa, owned approximately 167,763 Shares (6.06%).

Officers and Trustees of the Corporation own less than 1% of the Total Return Bond Fund's outstanding shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Total Return Bond Fund:

Class C Shares: Citigroup Global Markets, Inc., owned approximately 159,507 Shares (5.57%) and MLPF&S, Jacksonville, FL, owned approximately 504,478 Shares (17.62%).

Institutional Service Shares: Unitedtrust Bank, Raritan, NJ, owned approximately 5,685,487 Shares (14.03%); Investors Bank & Trust Company, Purchase, NY, owned approximately 3,023,534 Shares (7.46%) and Saxon Co., Philadelphia, Pa, owned approximately 2,234,554 Shares (5.52%).


Interests of Certain Persons

     The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.

          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

     The Managed Income Portfolio is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Managed Allocation Portfolios, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

     No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Managed Income Portfolio.

---------------------------------------------------------------------------
 SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY
  CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF
                       MAILED IN THE UNITED STATES.
---------------------------------------------------------------------------

                                         By Order of the Board of Trustees,

                                                          John W. McGonigle
                                                                  Secretary

October 17, 2003



                                                                       EXHIBIT A
                      AGREEMENT AND PLAN OF REORGANIZATION



     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ]16th day of October, 2003, by and between Federated Total Return Series, Inc., a Maryland corporation, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Corporation"), with respect to its Federated Total Return Bond Fund (the "Acquiring Fund"), a series of the Corporation, and Federated Managed Allocation Portfolios, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Trust"), with respect to its Federated Managed Income Portfolio, a series of the Trust ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

     This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Institutional Service Shares and Class C Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Institutional Service Shares and Class C Shares of the Acquiring Fund to the holders of the Institutional Shares and Select Shares of the Acquired Fund, respectively, and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, the Acquiring Fund and the Acquired Fund is a separate series of the Corporation and the Trust, respectively, and the Corporation and the Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of capital stock and shares of beneficial interests, respectively;

     WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

     WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

Article I

     TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
                   SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Institutional Shares of the Acquired Fund will receive Institutional Service Shares of the Acquiring Fund, while holders of Select Shares of the Acquired Fund will receive Class C Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 STATE FILINGS. Prior to the Closing Date, the Corporation shall make any filings with the State of Maryland that may be required under the laws of the State of Maryland, effective as of the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.9 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

1.10 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

Article II

                                    VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Corporation's Trust Instrument and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by Federated Services Company, on behalf of the Acquiring Fund and the Acquired Fund.

Article III

                            CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about December 12, 2003, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or
(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. Federated Services Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

Article IV

                         REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Trust, on behalf of the Acquired Fund, represents and warrants to the Corporation, on behalf of the Acquiring Fund, as follows:

a) The Acquired Fund is a legally designated, separate series of a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Acquired Fund as of November 30, 2002, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) The unaudited financial statements of the Acquired Fund as of May 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of May 31, 2003, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.
     Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

p) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

a)   The  Acquiring  Fund  is  a  legally  designated,   separate  series  of  a
     corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland.

b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)   The current  prospectus  and  statement of  additional  information  of the
     Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of November 30, 2002 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) The unaudited financial statements of the Acquiring Fund as of May 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws
     relating  to  or  affecting   creditors'   rights  and  to  general  equity
     principles.

l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

Article V

              COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, the Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

Article VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Corporation's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

Article VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

Article VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                        ACQUIRING FUND AND ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Selling Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

     Such opinion shall be based on customary assumptions and such representations as Dickstein Shapiro Morin & Oshinsky LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

Article IX

                                    EXPENSES

9.1 Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

Article X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Corporation, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

Article XI

                                   TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Corporation and the Trust. In addition, either the Corporation or the Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Trust or the Corporation, respectively, and notice given to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Corporation, the Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.

Article XII

                                   AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Corporation as specifically authorized by their respective Board of Trustees or Board of Directors, as the case may be; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

Article XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Trust's Declaration of Trust.

13.6 IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                    FEDERATED MANAGED ALLOCATION
                                    PORTFOLIOS
                                    on behalf of its portfolio,
                                    Federated Managed Income Portfolio

                                    /s/ John W. McGonigle
                                        John W. McGonigle, Secretary


                                    FEDERATED TOTAL RETURN SERIES, INC.
                                    on behalf of its portfolio,
                                    Federated Total Return Bond Fund



                                    /s/ J. Christopher Donahue
                                        J. Christopher Donahue, President


Federated

WORLD-CLASS INVESTMENT MANAGER

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or

www.federatedinvestors.com/contact
Federated Securities Corp., Distributor
Cusip 314212309

29410 (10/03)

     KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholders of Federated Managed Income Portfolio (the "Managed Income Portfolio"), a
   portfolio of Federated Managed Allocation Portfolios (the "Trust"), hereby appoint Lance P. Carr, Maureen Ferguson, Megan W. Clement, Andrew P. Cross
    and William Haas or any one of them, true and lawful attorneys, with the power of substitution of each, to vote all shares of the Managed Income Portfolio which the undersigned is entitled to vote at the Special Meeting of Shareholders (the "Special Meeting") to be held on December 5, 2003, at
    5800 Corporate Drive, Pittsburgh, Pennsylvania, at 2:00 p.m., and at any
                              adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If no choice is indicated as to the item, this proxy will be voted affirmatively on the matter. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED "FOR" THE PROPOSAL.

To approve or disapprove an Agreement and Plan of Reorganization


FOR               [   ]
AGAINST           [   ]
ABSTAIN           [   ]
                                  TO  APPROVE  OR  DISAPPROVE  A  PROPOSED
                                  AGREEMENT  AND  PLAN OF  REORGANIZATION
                                  PURSUANT TO WHICH FEDERATED TOTAL RETURN
                                  BOND FUND  ("TOTAL  RETURN  BOND  FUND")
                                  WOULD  ACQUIRE THE ASSETS OF THE MANAGED
                                  INCOME   PORTFOLIO   IN  EXCHANGE   FOR
                                  INSTITUTIONAL SERVICE SHARES AND CLASS C
                                  SHARES TO BE DISTRIBUTED PRO RATA BY THE
                                  FUND TO HOLDERS OF ITS INSTITUTIONAL AND
                                  SELECT SHARES, RESPECTIVELY, IN COMPLETE
                                  LIQUIDATION   AND  TERMINATION  OF  THE
                                  MANAGED INCOME PORTFOLIO.


YOUR VOTE IS IMPORTANT


                                                Please complete, sign and
                                                return this card as soon
                                                as possible.


                                                Dated


                                                Signature



Please sign this proxy exactly as your name appears on the books of the Trust. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

     You  may  also  vote  your   shares  by  touch   tone   phone  by   calling
     1-800-690-6903, or through the Internet at www.proxyvote.com.

Cusip 314212804

Cusip 314212705